CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands		Ordinary shares, par value US$0.0001 per share CNY (¥) shares	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	(Accumulated deficit)/ Retained earnings CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019		¥ 121	¥ (37,097)	$ 737,372	¥ 5,038,691	¥ 21,855	¥ (533,480)	¥ 4,490,090
Beginning balance, issued (in shares) at Dec. 31, 2019		186,332,444
Beginning balance, Outstanding (in shares) at Dec. 31, 2019		185,595,072
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards related to credit losses of financial instruments | ¥							(26,054)	(26,054)
Share-based awards provided to employees | ¥					14,173			14,173
Share-based awards provided to employees, issued (in shares)		940,736
Share-based awards provided to employees, Outstanding (in shares)		940,736
Share-based awards provided to employees of consolidated group of CreditEase | ¥					5,312		(5,312)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)		296,460
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)		296,460
Surrender and cancellation of ordinary shares (in shares)	[1]	(18,560,000)
Repurchase of ordinary shares | ¥			¥ (3,050)					(3,050)
Repurchase of ordinary shares (in shares)		(306,558)	306,558	306,558
Foreign currency translation adjustment | ¥						(8,293)		(8,293)
Unrealized gains on available-for-sale investments | ¥						3,546		3,546
Net (loss)/income | ¥							(692,748)	(692,748)
Ending balance at Dec. 31, 2020 | ¥		¥ 121	¥ (40,147)		5,058,176	17,108	(1,257,594)	3,777,664
Ending balance, issued (in shares) at Dec. 31, 2020		187,569,640
Ending balance, Outstanding (in shares) at Dec. 31, 2020		167,965,710	1,043,930	1,043,930
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥		¥ 1			19,088			19,089
Share-based awards provided to employees, issued (in shares)		1,160,438
Share-based awards provided to employees, Outstanding (in shares)		1,160,438
Share-based awards provided to employees of consolidated group of CreditEase | ¥		¥ 1			23,222		(23,223)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)		1,126,902
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)		1,126,902
Repurchase of ordinary shares | ¥			¥ (2,750)					(2,750)
Repurchase of ordinary shares (in shares)		(257,124)	257,124	257,124
Foreign currency translation adjustment | ¥						(3,193)		(3,193)
Unrealized gains on available-for-sale investments | ¥						(2,362)		(2,362)
Net (loss)/income | ¥							1,032,984	1,032,984
Ending balance at Dec. 31, 2021 | ¥		¥ 123			5,100,486	11,553	(247,833)	¥ 4,821,432
Ending balance, issued (in shares) at Dec. 31, 2021		189,856,980						189,856,980	189,856,980
Ending balance, Outstanding (in shares) at Dec. 31, 2021		169,995,926	1,301,054	1,301,054				169,995,926	169,995,926
Treasury stock, ending balance at Dec. 31, 2021 | ¥			¥ (42,897)					¥ (42,897)
Treasury stock, ending balance (in shares) at Dec. 31, 2021								1,301,054	1,301,054
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥		¥ 2			22,133			¥ 22,135
Share-based awards provided to employees, issued (in shares)		3,035,692
Share-based awards provided to employees, Outstanding (in shares)		3,035,692
Share-based awards provided to employees of consolidated group of CreditEase | ¥		¥ 4			38,164		(38,168)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)		6,406,670
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)		6,406,670
Repurchase of ordinary shares | ¥			¥ (3,837)					(3,837)
Repurchase of ordinary shares (in shares)		(860,520)	860,520	860,520
Foreign currency translation adjustment						8,563		8,563	$ 1,242,000
Unrealized gains on available-for-sale investments						(12,351)		(12,351)	(1,791,000)
Net (loss)/income							1,194,871	1,194,871	173,240,000
Ending balance at Dec. 31, 2022		¥ 129			¥ 5,160,783	¥ 7,765	¥ 908,870	¥ 6,030,813	$ 874,386,000
Ending balance, issued (in shares) at Dec. 31, 2022		199,299,342						199,299,342	199,299,342
Ending balance, Outstanding (in shares) at Dec. 31, 2022		178,577,768	2,161,574	2,161,574				178,577,768	178,577,768
Treasury stock, ending balance at Dec. 31, 2022			¥ (46,734)					¥ (46,734)	$ (6,776,000)
Treasury stock, ending balance (in shares) at Dec. 31, 2022								2,161,574	2,161,574

[1]	During the year ended December 31, 2020, CreditEase surrendered 18,560,000 ordinary shares for no consideration. The Company treated the transaction as a contribution from shareholder combined with a repurchase of shares for no consideration.